Paras Madho
Director
Securities Operations

NYSE Group

[redacted]

07078898

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1-08038

September 26, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KEY ENERGY SERVICES, INC., Common Stock, $.10 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 25, 2007. Tentative listing date – October 3, 2007.

Sincerely,

[signature]

END